Post employment benefits - Analysis of net assets/(deficit) (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021
Net surplus/(deficit) is analysed as:
Assets	€ 555	€ 60
Liabilities	(281)	(513)
Defined benefit pension plan
Analysis of net surplus/(deficit):
Total fair value of plan assets	7,715	7,632
Present value of funded plan liabilities	(7,337)	(7,968)
Net surplus/(deficit) for funded schemes	378	(336)
Present value of unfunded scheme liabilities	(104)	(117)
Net surplus/(deficit)	274	(453)
Net surplus/(deficit) is analysed as:
Assets	555	60
Liabilities	(281)	(513)
CWW section
Analysis of net surplus/(deficit):
Total fair value of plan assets	2,850	2,912
Present value of funded plan liabilities	(2,565)	(2,852)
Net surplus/(deficit) for funded schemes	285	60
Net surplus/(deficit) is analysed as:
Assets	285	60
Vodafone section
Analysis of net surplus/(deficit):
Total fair value of plan assets	3,399	3,298
Present value of funded plan liabilities	(3,166)	(3,457)
Net surplus/(deficit) for funded schemes	233	(159)
Net surplus/(deficit) is analysed as:
Assets	€ 233
Liabilities		€ (159)